PROPERTY, PLANT AND EQUIPMENT (Details) $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	$ 108,725
Additions	1,645
Disposals	(2,102)
Depreciation provided during the period	(2,796)
Exchange realignment	(194)
Property, plant and equipment, ending balance	105,278
Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	143,727
Property, plant and equipment, ending balance	142,987
Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(35,002)
Property, plant and equipment, ending balance	$ (37,709)